LEASE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
LEASES
Schedule of operating lease liabilities future minimum lease payments
Total
Year Ended December 31,
2025	$31
2026	43
2027	30
2028	-
Thereafter	-
104
Less: Imputed interest	(9)
Operating lease liabilities	95

Operating lease liability - current	36
Operating lease liability - non-current	$59

	Year ended
	December 31,
	2024	2023

Lease cost:
Operating lease cost	$32	$40

Other information:
Cash paid for operating cash flows from operating leases	$30	$40
Right-of-use assets obtained in exchange for new operating lease liability	$111	$-

Weighted-average remaining lease term — operating leases (years)	2.58	0.67
Weighted-average discount rate — operating leases	7.50%	3.00%
Total
Year Ended December 31,
2025	$42
2026	43
2027	30
2028	-
Thereafter	-
115
Less: Imputed interest	(11)
Operating lease liabilities	104

Operating lease liability - current	35
Operating lease liability - non-current	$69

Schedule of operating lease right-of use assets and lease information
	Three months ended
	March 31,
	2025	2024

Lease cost
Operating lease cost	$8	$8

Other information
Cash paid for operating cash flows from operating leases	$8	$8
Right-of-use assets obtained in exchange for new operating lease liability	$-	$111

Weighted-average remaining lease term — operating leases (years)	2.33	3.33
Weighted-average discount rate — operating leases	7.50%	7.50%